TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
TAXES ON INCOME [Text Block]
NOTE 17:-	TAXES ON INCOME

a.	Tax rates applicable to the Group:

1.	The Company and its Canadian subsidiaries are subject to tax rates applicable in Canada. The combined federal and provincial rate for 2021 and 2020 is 26.5%.

2.	The Israeli subsidiaries are subject to Israeli corporate income tax rate of 23% in 2021 and 2020.

3.	The German subsidiary is subject to weighted tax rate of approximately 29.1% (composed of Federal and Municipal tax).

b.	Carryforward losses for tax purposes:

Carryforward operating tax losses of the Israeli subsidiaries total approximately $3,153, as of December 31, 2021. These losses can be carried forward to future years and offset against taxable income in the future without any time limitation. No deferred tax assets were recorded with regards to IMC Holdings ltd. since the Company does not anticipate to utilize the net operating losses in the foreseeable future.

Carryforward operating tax losses of the German subsidiary as of December 31, 2021, amounted to approximately $8,964. Accumulated tax losses can be carried forward without time restrictions and can be deducted from future profits and capital gains unless they exceed €1,000 thousand (approximately $1,441). Any excess of such amount will be limited to 60% of the profits or capital gains. Unused carried forward losses will be subject to such limitation in the future. No deferred tax assets were recorded with regards to the German subsidiary since the Company does not anticipate to utilize the net operating losses in the foreseeable future.

Carryforward operating tax losses of Canadian subsidiaries as of December 31, 2021, amounted to approximately $54,218. These losses can be carried forward to future years and offset against taxable income in the future without any time limitation. Deferred tax assets of approximately $1,542, relating to these losses were recognized in the financial statements.

c.	Income tax expense (benefit):

	Year ended December 31,
	2021	2020

Current	$248	$25
Deferred, net	278	(66)
Income tax from previous years	(21)	303

	$505	$262

d.	Deferred taxes:

	Statements of financial position		Statements of profit or loss
	December 31,		Year ended December 31,
	2021	2020	2021	2020
Deferred tax assets:

Carryforward tax losses and other	1,542	769	892	(440)
Other deferred tax assets	14	-	(1)	-

	1,556	769	891	(440)
Deferred tax liabilities:

Inventory and biological assets	863	1,239	(431)	385
Intangible assets	7,261	264	(189)	(11)
Other	7	-	7	-

	8,131	1,503	(613)	374

Translation differences			54	63
Deferred tax expenses, net			$278	$(66)

Deferred tax liabilities, net	$(6,575)	$(734)

The deferred taxes are reflected in the statements of financial position as follows:

	December 31,
	2021	2020

Non-current assets	$16	$769

Non-current liabilities	$6,591	$1,503

The deferred taxes are computed based on the tax rates that are expected to apply upon realization.

e.	Reconciliation of tax expense and the accounting profit multiplied by the Company's domestic tax rate for 2021 and 2020:

	Year ended December 31,
	2021	2020

Loss before income tax	$(18,013)	$(28,472)

Statutory tax rate in Canada 26.5%	(4,773)	(7,545)

Increase (decrease) in income tax due to:

Non-deductible expenses (non-taxable income), net for tax purposes	(3,447)	6,306
Effect of different tax rate of subsidiaries	310	161
Adjustments in respect of current income tax of previous years	(21)	303
Recognition (derecognition) of tax benefit in respect of losses of previous years	846	(830)
Unrecognized tax benefit in respect of loss for the year	4,093	1,771
Utilization of losses not previously recognized	(1,466)	-
Change in tax benefits not recognized	5,252	-
Other adjustments	(289)	96

Income tax expense	$505	$262